FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]

NOTE 52: FINANCIAL RISK MANAGEMENT

As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.

The primary risks affecting the Group through its use of financial instruments are: credit risk; market risk, which includes interest rate risk and foreign exchange risk; liquidity risk; capital risk; and insurance risk. Information about the Group’s exposure to each of the above risks and capital can be found on pages 35–103. The following additional disclosures, which provide quantitative information about the risks within financial instruments held or issued by the Group, should be read in conjunction with that earlier information.

Market risk

(A) INTEREST RATE RISK

Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the Bank of England’s base rate. The rates on the remaining deposits are contractually fixed for their term to maturity.

Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed.

The Group’s risk management policy is to optimise reward whilst managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Group Asset and Liability Committee. Further details on the Group market risk policy can be found on page 96.

The Group establishes hedge accounting relationships for interest rate risk using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not suitable hedge items to be documented into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.

Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.

At 31 December 2018 the aggregate notional principal of interest rate swaps designated as fair value hedges was £150,971 million (2017: £109,670 million) with a net fair value asset of £760 million (2017: asset of £738 million) (note 17). The gains on the hedging instruments were £94 million (2017: losses of £420 million). The losses on the hedged items attributable to the hedged risk were £32 million (2017: gains of £484 million). The gains and losses relating to the fair value hedges are recorded in net trading income.

In addition the Group has cash flow hedges which are primarily used to hedge the variability in the cost of funding within the commercial business. Note 17 shows when the hedged cash flows are expected to occur and when they will affect income for designated cash flow hedges. The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2018 was £556,945 million (2017: £549,099 million) with a net fair value liability of £486 million (2017: liability of £456 million) (note 17). In 2018, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £25 million (2017: loss of £21 million).

(B) CURRENCY RISK

The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are transferred to the trading area where they are monitored and controlled. These risks reside in the authorised trading centres who are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed on page 102. The Group also manages foreign currency risk via cash flow hedge accounting, utilising currency swaps.

Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves.

The Group ceased all hedging of the currency translation risk of the net investment in foreign operations on 1 January 2018. At 31 December 2017 the Group used foreign currency borrowings with an aggregate principal of £41 million to hedge currency translation risk. In 2017, an ineffectiveness loss of £11 million before tax and £8 million after tax was recognised in the income statement arising from net investment hedges.

The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures, after net investment hedges, are as follows:

(C) FUNCTIONAL CURRENCY OF GROUP OPERATIONS

	2018			2017
	Euro £m	US Dollar £m	Other non-sterling £m	Euro £m	US Dollar £m	Other non-sterling £m
Gross exposure	112	59	60	73	374	32
Net investment hedges	–	–	–	(41)	–	–
Total structural foreign currency exposures, after net investment hedges	112	59	60	32	374	32

Credit risk

The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Information about the Group’s exposure to credit risk, credit risk management, measurement and mitigation can be found on pages 51–65.

(A) MAXIMUM CREDIT EXPOSURE

The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With Profits funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	At 31 December 2018			At 31 December 2017
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	6,283	–	6,283	6,611	–	6,611
Loans and advances to customers, net[1]	484,858	(3,241)	481,617	472,498	(7,030)	465,468
Debt securities, net[1]	5,238	–	5,238	3,643	–	3,643
Financial assets at amortised cost	496,379	(3,241)	493,138	482,752	(7,030)	475,722
Financial assets at fair value through other comprehensive income/available-for-sale financial assets[3]	24,794	–	24,794	40,901	–	40,901
Financial assets at fair value through profit or loss:[3,4]
Loans and advances	40,876	–	40,876	31,590	–	31,590
Debt securities, treasury and other bills	40,168	–	40,168	45,198	–	45,198
	81,044	–	81,044	76,788	–	76,788
Derivative assets	23,595	(14,327)	9,268	25,834	(13,049)	12,785
Assets arising from reinsurance contracts held	749	–	749	602	–	602
Off-balance sheet items:
Acceptances and endorsements	194	–	194	71	–	71
Other items serving as direct credit substitutes	632	–	632	740	–	740
Performance bonds and other transaction-related contingencies	2,425	–	2,425	2,300	–	2,300
Irrevocable commitments and guarantees	64,884	–	64,884	65,946	–	65,946
	68,135	–	68,135	69,057	–	69,057
	694,696	(17,568)	677,128	695,934	(20,079)	675,855

1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

4	Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.

(B) CONCENTRATIONS OF EXPOSURE

The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products. Further information on the Group’s management of this risk is included within Credit risk mitigation, Risk management on page 51.

At 31 December 2018 the most significant concentrations of exposure were in mortgages (comprising 61 per cent of total loans and advances to customers) and to financial, business and other services (comprising 16 per cent of the total).

	31 December 2018 £m	1 January 2018 £m	31 December 2017 £m
Agriculture, forestry and fishing	7,314	7,074	7,461
Energy and water supply	1,517	1,384	1,609
Manufacturing	8,260	7,886	7,886
Construction	4,684	4,378	4,428
Transport, distribution and hotels	14,113	14,074	14,074
Postal and telecommunications	2,711	2,148	2,148
Property companies	28,451	27,631	30,980
Financial, business and other services	77,505	50,707	57,006
Personal:
Mortgages	297,498	304,515	304,665
Other	28,699	28,757	28,757
Lease financing	1,822	2,094	2,094
Hire purchase	15,434	13,591	13,591
Total loans and advances to customers before allowance for impairment losses	488,008	464,239	474,699
Allowance for impairment losses (note 20)	(3,150)	(3,223)	(2,201)
Total loans and advances to customers	484,858	461,016	472,498

Following the reduction in the Group’s non-UK activities, an analysis of credit risk exposures by geographical region has not been provided.

(C) CREDIT QUALITY OF ASSETS

LOANS AND ADVANCES

The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12 month values, with the exception of credit impaired.

	Retail		Corporate
	Grade	IFRS 9 PD%	Grade	IFRS 9 PD%
Good quality	1–6	0.00–4.50	1–10	0.00–0.50
Satisfactory quality	7–9	4.51–14.00	11–14	0.51–3.00
Lower quality	10	14.01–20.00	15–18	3.01–20.00
Below standard	11–13	20.01–99.99	19	20.01–99.99
Credit impaired	14	100.00	20–23	100.00

		Loans and advances to customers
Gross carrying amount	Loans and advances to banks £m	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	6,177	257,740	44,314	65,089	44,369	411,512
Satisfactory quality	105	57	2,562	25,472	–	28,091
Lower quality	–	–	72	1,441	–	1,513
Below standard, but not credit-impaired	–	–	415	–	–	415
	6,282	257,797	47,363	92,002	44,369	441,531
Stage 2
Good quality	3	10,784	2,737	100	6	13,627
Satisfactory quality	–	1,709	1,158	3,450	6	6,323
Lower quality	–	262	285	2,988	–	3,535
Below standard, but not credit-impaired	–	899	907	54	–	1,860
	3	13,654	5,087	6,592	12	25,345
Stage 3
Credit-impaired	–	1,393	997	3,296	55	5,741
Purchased or originated credit-impaired
Credit-impaired	–	15,391	–	–	–	15,391
Total	6,285	288,235	53,447	101,890	44,436	488,008
Expected credit losses
Stage 1
Good quality	2	37	279	32	43	391
Satisfactory quality	–	–	65	50	–	115
Lower quality	–	–	4	11	–	15
Below standard, but not credit-impaired	–	–	4	–	–	4
	2	37	352	93	43	525
Stage 2
Good quality	–	141	89	1	1	232
Satisfactory quality	–	34	100	86	6	226
Lower quality	–	9	40	231	–	280
Below standard, but not credit-impaired	–	42	207	7	–	256
	–	226	436	325	7	994
Stage 3
Credit-impaired	–	118	366	1,058	11	1,553
Purchased or originated credit-impaired
Credit-impaired	–	78	–	–	–	78
Total	2	459	1,154	1,476	61	3,150

Stage 3 assets include balances of approximately £250 million (with outstanding amounts due of approximately £2,200 million) which have been subject to a partial write off and where the Group continues to enforce recovery action.

Stage 2 and Stage 3 assets with a carrying amount of approximately £1,000 million were modified during the year. No material gain or loss was recognised by the Group.

Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	12,024	60,379	51,632	246	124,281
Satisfactory quality	2	532	6,501	–	7,035
Lower quality	–	10	126	–	136
Below standard, but not credit-impaired	–	363	31	–	394
	12,026	61,284	58,290	246	131,846
Stage 2
Good quality	19	1,858	–	–	1,877
Satisfactory quality	1	156	693	–	850
Lower quality	–	27	297	–	324
Below standard, but not credit-impaired	–	50	11	–	61
	20	2,091	1,001	–	3,112
Stage 3
Credit-impaired	5	39	6	–	50
Purchased or originated credit-impaired
Credit-impaired	90	–	–	–	90
Total	12,141	63,414	59,297	246	135,098
Expected credit losses
Stage 1
Good quality	1	98	9	1	109
Satisfactory quality	–	5	7	–	12
Lower quality	–	–	1	–	1
Below standard, but not credit-impaired	–	–	1	–	1
	1	103	18	1	123
Stage 2
Good quality	–	28	–	–	28
Satisfactory quality	–	10	7	–	17
Lower quality	–	3	5	–	8
Below standard, but not credit-impaired	–	10	1	–	11
	–	51	13	–	64
Stage 3
Credit-impaired	–	–	6	–	6
Total	1	154	37	1	193

		Loans and advances to customers
Gross carrying amount	Loans and advances to banks £m	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 1 January 2018
Stage 1
Good quality	4,245	251,663	40,951	64,207	17,276	374,097
Satisfactory quality	–	44	3,203	25,577	–	28,824
Lower quality	–	–	127	557	–	684
Below standard, but not credit-impaired	–	–	276	–	–	276
	4,245	251,707	44,557	90,341	17,276	403,881
Stage 2
Good quality	2	17,599	2,711	210	67	20,587
Satisfactory quality	–	1,359	1,377	4,470	4,094	11,300
Lower quality	–	290	299	2,616	–	3,205
Below standard, but not credit-impaired	–	861	823	469	–	2,153
	2	20,109	5,210	7,765	4,161	37,245
Stage 3
Credit-impaired	–	1,232	873	2,714	321	5,140
Purchased or originated credit-impaired
Credit-impaired	–	17,973	–	–	–	17,973
Total	4,247	291,021	50,640	100,820	21,758	464,239
Expected credit losses
Stage 1
Good quality	1	30	276	35	72	413
Satisfactory quality	–	–	104	60	–	164
Lower quality	–	–	9	6	–	15
Below standard, but not credit-impaired	–	–	5	–	–	5
	1	30	394	101	72	597
Stage 2
Good quality	–	169	92	1	16	278
Satisfactory quality	–	24	123	134	110	391
Lower quality	–	7	42	183	–	232
Below standard, but not credit-impaired	–	36	147	64	–	247
	–	236	404	382	126	1,148
Stage 3
Credit-impaired	–	86	313	957	90	1,446
Purchased or originated credit-impaired
Credit-impaired	–	32	–	–	–	32
Total	1	384	1,111	1,440	288	3,223

Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 1 January 2018
Stage 1
Good quality	11,690	60,305	53,335	287	125,617
Satisfactory quality	–	801	5,463	–	6,264
Lower quality	–	26	226	–	252
Below standard, but not credit-impaired	–	7	–	–	7
	11,690	61,139	59,024	287	132,140
Stage 2
Good quality	50	1,908	59	–	2,017
Satisfactory quality	–	221	577	–	798
Lower quality	–	32	347	–	379
Below standard, but not credit-impaired	–	45	76	–	121
	50	2,206	1,059	–	3,315
Stage 3
Credit-impaired	–	61	–	–	61
Purchased or originated credit-impaired
Credit-impaired	113	–	–	–	113
Total	11,853	63,406	60,083	287	135,629
Expected credit losses
Stage 1
Good quality	1	91	11	2	105
Satisfactory quality	–	19	19	–	38
Lower quality	–	2	1	–	3
Below standard, but not credit-impaired	–	1	–	–	1
	1	113	31	2	147
Stage 2
Good quality	–	37	–	–	37
Satisfactory quality	–	15	28	–	43
Lower quality	–	4	14	–	18
Below standard, but not credit-impaired	–	20	8	–	28
	–	76	50	–	126
Total	1	189	81	2	273

Loans and advances carried at fair value through profit or loss comprise £27,734 million (1 January 2018: £31,590 million) of trading assets of which £27,685 million (1 January 2018: £31,548 million) have a good quality rating and £49 million (1 January 2018: £42 million) have a satisfactory rating; and £13,142 million (1 January 2018: £14,016 million) of other assets mandatorily held at fair value through profit or loss of which £12,509 million (1 January 2018: £13,338 million) is viewed by the business as investment grade.

DEBT SECURITIES HELD AT AMORTISED COST

An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	31 December 2018			1 January 2018
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Asset-backed securities:
Mortgage-backed securities	3,263	9	3,272	2,265	–	2,265
Other asset-backed securities	763	17	780	1,025	7	1,032
	4,026	26	4,052	3,290	7	3,297
Corporate and other debt securities	1,176	16	1,192	27	16	43
Gross exposure	5,202	42	5,244	3,317	23	3,340
Allowance for impairment losses			(6)			(26)
Total debt securities held at amortised cost			5,238			3,314

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (31 December 2018: £6 million; 1 January 2018: £nil) and not rated (31 December 2018: £36 million; 1 January 2018: £23 million).

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL ASSETS (EXCLUDING EQUITY SHARES)

An analysis of the Group’s financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) is included in note 21. The credit quality of the Group’s financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) (excluding equity shares) is set out below:

	31 December 2018			1 January 2018
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities:
Government securities	18,971	–	18,971	34,708	–	34,708
Bank and building society certificates of deposit	118	–	118	167	–	167
Asset-backed securities:
Mortgage-backed securities	120	–	120	2,381	–	2,381
Other asset-backed securities	–	131	131	358	109	467
	120	131	251	2,739	109	2,848
Corporate and other debt securities	4,934	217	5,151	4,250	365	4,615
Total debt securities	24,143	348	24,491	41,864	474	42,338
Treasury and other bills	303	–	303	–	–	–
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	24,446	348	24,794	41,864	474	42,338

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (31 December 2018: £85 million; 1 January 2018: £98 million) and not rated (31 December 2018: £263 million; 1 January 2018: £376 million).

DEBT SECURITIES, TREASURY AND OTHER BILLS HELD AT FAIR VALUE THROUGH PROFIT OR LOSS

An analysis of the Group’s financial assets at fair value through profit or loss is included in note 16. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2018			2017
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	7,192	–	7,192	9,833	–	9,833
Asset-backed securities:
Mortgage-backed securities	10	–	10	84	105	189
Other asset-backed securities	63	–	63	95	–	95
	73	–	73	179	105	284
Corporate and other debt securities	228	19	247	469	54	523
Total held as trading assets	7,493	19	7,512	10,481	159	10,640
Other assets held at fair value through profit or loss:
Government securities	10,903	–	10,903	12,180	7	12,187
Other public sector securities	2,059	5	2,064	1,519	8	1,527
Bank and building society certificates of deposit	1,105	–	1,105	222	–	222
Asset-backed securities:
Mortgage-backed securities	208	7	215	208	3	211
Other asset-backed securities	283	3	286	924	2	926
	491	10	501	1,132	5	1,137
Corporate and other debt securities	16,141	1,922	18,063	17,343	2,124	19,467
Total debt securities held at fair value through profit or loss	30,699	1,937	32,636	32,396	2,144	34,540
Treasury bills and other bills	20	–	20	18	–	18
Total other assets held at fair value through profit or loss	30,719	1,937	32,656	32,414	2,144	34,558
Total held at fair value through profit or loss	38,212	1,956	40,168	42,895	2,303	45,198

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £411 million; 2017: £331 million) and not rated (2018: £1,545 million; 2017: £1,972 million).

Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.

DERIVATIVE ASSETS

An analysis of derivative assets is given in note 17. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group’s net credit risk relating to derivative assets of £9,268 million (2017: £12,785 million), cash collateral of £6,039 million (2017: £5,419 million) was held and a further 213 million was due from OECD banks (2017: £275 million).

	2018			2017
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	19,797	2,235	22,032	21,742	2,211	23,953
Hedging	1,534	29	1,563	1,874	7	1,881
Total derivative financial instruments	21,331	2,264	23,595	23,616	2,218	25,834

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £1,920 million; 2017: £1,878 million) and not rated (2018: £344 million; 2017: £340 million).

FINANCIAL GUARANTEES AND IRREVOCABLE LOAN COMMITMENTS

Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less; most commitments to extend credit are contingent upon customers maintaining specific credit standards.

(D) COLLATERAL HELD AS SECURITY FOR FINANCIAL ASSETS

A general description of collateral held as security in respect of financial instruments is provided on page 52. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.

The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.

LOANS AND ADVANCES TO BANKS

There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £461 million (2017: £771 million), against which the Group held collateral with a fair value of £481 million (2017: £796 million).

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

LOANS AND ADVANCES TO CUSTOMERS

Retail lending

Mortgages

An analysis by loan-to-value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations.

In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total gross £m
At 31 December 2018
Less than 70 per cent	186,974	10,853	1,058	11,658	210,543
70 per cent to 80 per cent	38,865	1,704	176	1,864	42,609
80 per cent to 90 per cent	26,353	837	90	1,024	28,304
90 per cent to 100 per cent	5,136	154	33	349	5,672
Greater than 100 per cent	469	106	36	496	1,107
Total	257,797	13,654	1,393	15,391	288,235

	Neither past due nor impaired £m	Past due but not impaired £m	Impaired £m	Gross £m
At 31 December 2017
Less than 70 per cent	211,366	4,211	2,348	217,925
70 per cent to 80 per cent	41,323	754	544	42,621
80 per cent to 90 per cent	22,421	422	398	23,241
90 per cent to 100 per cent	5,036	145	209	5,390
Greater than 100 per cent	1,326	95	387	1,808
Total	281,472	5,627	3,886	290,985

Other

The majority of non-mortgage retail lending is unsecured. At 31 December 2018, Stage 3 non-mortgage lending amounted to £631 million, net of an impairment allowance of £366 million (2017: impaired non-mortgage lending amounted to £817 million, net of an impairment allowance of £542 million).

Stage 1 and Stage 2 non-mortgage retail lending amounted to £52,450 million (2017: unimpaired non-mortgage lending amounted to £49,482 million). Lending decisions are predominantly based on an obligor’s ability to repay from normal business operations rather than reliance on the disposal of any security provided. Collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.

The Group credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.

Commercial lending

Reverse repurchase transactions

At 31 December 2018 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £40,483 million (2017: £16,832 million), against which the Group held collateral with a fair value of £42,339 million (2017: £17,122 million), all of which the Group was able to repledge. Included in these amounts were collateral balances in the form of cash provided in respect of reverse repurchase agreements of £nil (2017: £nil). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

Stage 3 secured lending

The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.

At 31 December 2018, Stage 3 secured commercial lending amounted to £658 million, net of an impairment allowance of £215 million (2017: impaired secured commercial lending amounted to £698 million, net of an impairment allowance of £242 million). The fair value of the collateral held in respect of impaired secured commercial lending was £590 million (2017: £797 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.

Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.

Stage 1 and Stage 2 secured lending

For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.

Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.

FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (EXCLUDING EQUITY SHARES)

Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £28,356 million (2017: £31,590 million). Collateral is held with a fair value of £36,101 million (2017: £39,099 million), all of which the Group is able to repledge. At 31 December 2018, £31,013 million had been repledged (2017: £31,281 million).

In addition, securities held as collateral in the form of stock borrowed amounted to £51,202 million (2017: £61,469 million). Of this amount, £49,233 million (2017: £44,432 million) had been resold or repledged as collateral for the Group’s own transactions.

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

DERIVATIVE ASSETS, AFTER OFFSETTING OF AMOUNTS UNDER MASTER NETTING ARRANGEMENTS

The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £14,327 million (2017: £12,785 million), cash collateral of £6,039 million (2017: £5,419 million) was held.

IRREVOCABLE LOAN COMMITMENTS AND OTHER CREDIT-RELATED CONTINGENCIES

At 31 December 2018, the Group held irrevocable loan commitments and other credit-related contingencies of £62,640 million (2017: £63,237 million). Collateral is held as security, in the event that lending is drawn down, on £10,661 million (2017: £10,956 million) of these balances.

COLLATERAL REPOSSESSED

During the year, £245 million of collateral was repossessed (2017: £297 million), consisting primarily of residential property.

In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.

(E) COLLATERAL PLEDGED AS SECURITY

The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.

REPURCHASE TRANSACTIONS

Deposits from banks

Included in deposits from banks are balances arising from repurchase transactions of £21,170 million (2017: £23,175 million); the fair value of the collateral provided under these agreements at 31 December 2018 was £19,615 million (2017: £23,082 million).

Customer deposits

Included in customer deposits are balances arising from repurchase transactions of £1,818 million (2017: £2,638 million); the fair value of the collateral provided under these agreements at 31 December 2018 was £1,710 million (2017: £2,640 million).

Financial liabilities at fair value through profit or loss

The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £28,438 million (2017: £48,765 million).

SECURITIES LENDING TRANSACTIONS

The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2018 £m	2017 £m
Financial assets at fair value through profit or loss	5,837	6,622
Loans and advances to customers	–	197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1,917	2,608
	7,754	9,427

SECURITISATIONS AND COVERED BONDS

In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in notes 30 and 48.

Liquidity risk

Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.

The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

(A) MATURITIES OF ASSETS AND LIABILITIES

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-2 years £m	2-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Assets
Cash and balances at central banks	54,662	1	–	–	–	–	–	–	54,663
Financial assets at fair value through profit or loss	10,686	8,826	8,492	5,133	2,587	2,090	5,467	115,248	158,529
Derivative financial instruments	579	688	418	336	441	1,064	3,075	16,994	23,595
Loans and advances to banks	2,594	520	584	172	203	160	–	2,050	6,283
Loans and advances to customers	36,326	19,383	18,415	14,378	11,318	30,459	72,028	282,551	484,858
Debt securities held at amortised cost	7	–	–	521	–	–	2,262	2,448	5,238
Financial assets at fair value through other comprehensive income	166	453	249	800	1,685	2,536	11,496	7,430	24,815
Other assets	2,667	1,552	196	238	219	387	1,118	33,240	39,617
Total assets	107,687	31,423	28,354	21,578	16,453	36,696	95,446	459,961	797,598
Liabilities
Deposits from banks	2,793	1,688	748	54	45	4,758	16,052	4,182	30,320
Customer deposits	380,753	10,623	5,628	4,543	4,431	6,421	3,244	2,423	418,066
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,160	11,877	5,048	1,663	522	1,104	4,108	22,438	51,920
Debt securities in issue	4,172	5,692	9,007	4,668	1,694	13,062	28,676	24,197	91,168
Liabilities arising from insurance and investment contracts	1,844	1,850	2,316	2,302	2,104	7,995	20,986	73,330	112,727
Other liabilities	4,403	3,201	733	1,182	1,383	756	232	13,652	25,542
Subordinated liabilities	85	145	95	251	–	2,600	2,559	11,921	17,656
Total liabilities	399,210	35,076	23,575	14,663	10,179	36,696	75,857	152,143	747,399
At 31 December 2017
Assets
Cash and balances at central banks	58,519	2	–	–	–	–	–	–	58,521
Financial assets at fair value through profit or loss	11,473	13,345	4,858	2,781	1,056	2,655	5,341	121,369	162,878
Derivative financial instruments	449	601	763	451	503	965	2,763	19,339	25,834
Loans and advances to banks	3,104	314	190	190	192	131	2,405	85	6,611
Loans and advances to customers	28,297	15,953	13,585	11,881	10,482	29,340	70,967	291,993	472,498
Debt securities held as loans and receivables	10	29	–	–	7	350	2,775	472	3,643
Available-for-sale financial assets	59	365	286	1,025	265	3,040	15,366	21,692	42,098
Other assets	3,807	897	414	1,170	854	725	5,618	26,541	40,026
Total assets	105,718	31,506	20,096	17,498	13,359	37,206	105,235	481,491	812,109
Liabilities
Deposits from banks	2,810	2,318	1,885	87	28	–	22,378	298	29,804
Customer deposits	366,778	18,821	10,615	5,524	5,074	7,823	2,986	503	418,124
Derivative financial instruments and financial liabilities at fair value through profit or loss	19,215	16,932	4,933	3,419	948	1,961	4,298	25,295	77,001
Debt securities in issue	3,248	6,014	4,431	3,506	2,902	6,333	25,669	20,347	72,450
Liabilities arising from insurance and investment contracts	1,898	2,003	2,484	2,466	2,425	8,532	21,842	77,210	118,860
Other liabilities	4,229	2,805	239	2,216	1,894	1,498	1,933	13,991	28,805
Subordinated liabilities	–	202	1,588	–	570	574	3,983	11,005	17,922
Total liabilities	398,178	49,095	26,175	17,218	13,841	26,721	83,089	148,649	762,966

The above tables are provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.

The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	2,820	2,710	1,022	20,920	3,502	30,974
Customer deposits	380,985	10,584	14,169	11,634	1,554	418,926
Financial liabilities at fair value through profit or loss	9,693	10,984	7,553	930	10,771	39,931
Debt securities in issue	5,942	7,314	22,564	48,233	24,201	108,254
Liabilities arising from non-participating investment contracts	13,853	–	–	–	–	13,853
Subordinated liabilities	247	1,017	1,144	8,231	19,328	29,967
Total non-derivative financial liabilities	413,540	32,609	46,452	89,948	59,356	641,905
Derivative financial liabilities:
Gross settled derivatives – outflows	39,165	27,976	23,978	43,239	33,763	168,121
Gross settled derivatives – inflows	(38,301)	(27,283)	(23,134)	(40,690)	(28,933)	(158,341)
Gross settled derivatives – net flows	864	693	844	2,549	4,830	9,780
Net settled derivatives liabilities	13,511	103	209	782	2,193	16,798
Total derivative financial liabilities	14,375	796	1,053	3,331	7,023	26,578
At 31 December 2017
Deposits from banks	2,516	3,545	2,096	21,498	660	30,315
Customer deposits	367,103	18,854	21,308	11,198	2,375	420,838
Financial liabilities at fair value through profit or loss	21,286	14,424	6,499	4,251	13,044	59,504
Debt securities in issue	3,444	6,331	12,562	36,999	23,923	83,259
Liabilities arising from non-participating investment contracts	15,447	–	–	–	–	15,447
Subordinated liabilities	231	454	2,907	7,170	19,164	29,926
Total non-derivative financial liabilities	410,027	43,608	45,372	81,116	59,166	639,289
Derivative financial liabilities:
Gross settled derivatives – outflows	23,850	31,974	24,923	43,444	30,605	154,796
Gross settled derivatives – inflows	(23,028)	(30,972)	(23,886)	(43,523)	(32,065)	(153,474)
Gross settled derivatives – net flows	822	1,002	1,037	(79)	(1,460)	1,322
Net settled derivatives liabilities	17,425	128	776	974	2,795	22,098
Total derivative financial liabilities	18,247	1,130	1,813	895	1,335	23,420

The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.

The principal amount for undated subordinated liabilities with no redemption option is included within the over five years column; interest of approximately £27 million (2017: £24 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond five years.

Further information on the Group’s liquidity exposures is provided on pages 88–94.

Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018	1,667	1,624	5,925	25,414	64,244	98,874
At 31 December 2017	1,708	1,747	6,467	26,479	67,012	103,413

For insurance and participating investment contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.

The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities and commitments.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Acceptances and endorsements	64	83	34	13	–	–	–	–	194
Other contingent liabilities	450	484	203	223	150	665	133	749	3,057
Total contingent liabilities	514	567	237	236	150	665	133	749	3,251
Lending commitments and guarantees	67,055	2,947	4,474	6,055	16,123	17,737	15,374	4,602	134,367
Other commitments	428	–	–	2	92	20	13	176	731
Total commitments and guarantees	67,483	2,947	4,474	6,057	16,215	17,757	15,387	4,778	135,098
Total contingents and commitments	67,997	3,514	4,711	6,293	16,365	18,422	15,520	5,527	138,349
At 31 December 2017
Acceptances and endorsements	12	51	4	–	–	4	–	–	71
Other contingent liabilities	392	669	210	131	205	506	271	656	3,040
Total contingent liabilities	404	720	214	131	205	510	271	656	3,111
Lending commitments and guarantees	66,964	3,137	5,966	5,525	14,572	18,001	16,577	4,503	135,245
Other commitments	19	–	–	38	–	46	71	210	384
Total commitments and guarantees	66,983	3,137	5,966	5,563	14,572	18,047	16,648	4,713	135,629
Total contingents and commitments	67,387	3,857	6,180	5,694	14,777	18,557	16,919	5,369	138,740